LONG TERM INVESTMENTS (Details Textual)	Sep. 30, 2017	Aug. 31, 2017	Sep. 30, 2012
Equity Method Investment, Ownership Percentage	100.00%	49.00%
Jinong [Member]
Equity Method Investment, Ownership Percentage	17.94%		23.00%